Organization and Principal Activities (Details) - Schedule of Group Reorganization	12 Months Ended
Dec. 31, 2023
Neo-Concept Apparel Group Limited [Member]
Schedule of Group Reorganization [Line Items]
Background	● A BVI company ● Incorporated in August 2008 ● Issued Share Capital of US$100 ● Intermediate holding company
Ownership	100% owned by NCI
Neo-Concept International Company Limited [Member]
Schedule of Group Reorganization [Line Items]
Background	● A Hong Kong company ● Incorporated in October 1992 ● Issued Share Capital of HKD 100,000 ● Provision of one-stop apparel solution services
Ownership	100% owned by NCA
Neo-Concept (UK) Limited [Member]
Schedule of Group Reorganization [Line Items]
Background	● A UK company ● Incorporated in August 2000 ● Issued Share Capital of GBP100 ● Provision of online and offline retail sales of apparel products
Ownership	100% owned by Neo-Concept HK